Consolidated Statements of Cash Flows (USD $)	2 Months Ended	12 Months Ended	10 Months Ended
	Dec. 31, 2012 Successor	Dec. 31, 2013 Successor	Nov. 11, 2012 Predecessor
Cash flows used in operating activities:
Net loss	$ (375,000)	$ (7,130,000)	$ (6,548,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	35,000	213,000	100,000
Stock-based compensation		1,729,000	380,000
Provision for contract loss		100,000
Impairment of property and equipment			329,000
Changes in assets and liabilities:
Accounts and other receivables		(16,000)
Inventory		(29,000)
Costs in excess of billings on uncompleted contracts		(801,000)	(776,000)
Prepaid expenses and other current assets	(9,000)	(37,000)	(12,000)
Deposit		(28,000)
Restricted cash		(50,000)
Accounts payable	33,000	613,000	197,000
Accrued expenses	(91,000)	(121,000)	(16,000)
Deferred revenue		701,000
Related party payables			132,000
Other liabilities		6,000
Net cash used in operating activities	(407,000)	(4,850,000)	(6,214,000)
Cash flows used in investing activities:
Purchase of property and equipment		(54,000)	(24,000)
Net cash used in investing activities		(54,000)	(24,000)
Cash flows from financing activities:
Proceeds from related party notes payable and advance		994,000
Proceeds from line of credit		400,000
Cash contributed from Parent in Contribution Agreement for issuance of stock to investor	500,000
Proceeds from exercise of stock options		2,000
Proceeds from issuance of common stock, net		5,466,000
Repayment of line of credit		(400,000)
Repayment of related party notes payable		(450,000)
Cash contributions from Parent			6,238,000
Net cash provided by financing activities	500,000	6,012,000	6,238,000
Net increase in cash and cash equivalents	93,000	1,108,000
Cash and cash equivalents at beginning of period		93,000
Cash and cash equivalents at end of period	93,000	1,201,000
Supplemental disclosure of cash flow information:
Income taxes		1,000
Interest		13,000
Supplemental disclosure of non-cash activities:
Conversion of advances from related party into common stock		411,000
Conversion of related party notes payable into common stock		360,000
Capital leases for purchase of equipment		38,000
Non-cash contribution from Parent at spin-off date:
Prepaid expenses	25,000
Accounts payable	414,000
Accrued expenses	180,000
Related party accrued interest	$ 132,000